Cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents [abstract]
Deposits	€ 112,015	€ 2,831
Cash and bank balances	128,531	48,252
Total	€ 240,546	€ 51,083	€ 182,176	€ 225,764